Note 16 - Subsequent Events (Details Textual) - Subsequent Event [Member] - Series F Convertible Preferred Stock Convert to Common Stock [Member] - shares		1 Months Ended
	Apr. 13, 2017	Mar. 03, 2017
Conversion of Stock, Shares Converted	200	390
Conversion of Stock, Shares Issued	1,000,000	1,950,000